Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade and Other Payables [Abstract]
Trade creditors	$ 538,276	$ 581,137
Accrued research and development expenses	1,684,726	3,499,960
Accrued professional fees	193,095	234,899
Accrued corporate personnel expenses	139,240	166,063
Other accrued expenses	900	123,457
Other payables	19,253	14,431
Total	$ 2,575,490	$ 4,619,947